UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21197 and 811-21300

Name of Fund: BBIF Government Securities Fund and Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF
Government Securities Fund and Master Government Securities LLC, 40 East 52nd Street,
New York, NY 10022

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2011

Date of reporting period: 09/30/2010

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)

BBIF Government Securities Fund

BBIF Treasury Fund

September 30, 2010

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued on its choppy course this year, delivering mixed economic data and gradual if uneven improvement of investor sentiment. The risks of a double-dip recession continue to recede, but the economy remains mired in a slow-growth environ-
ment. The major short-term ambiguities that kept market participants on the fence — the US financial reform bill, political uncertainty, European bank stress test results, and European sovereign funding — have all abated to some degree, allowing market conditions to regain some degree of normalcy and demonstrate growth. In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009.
Spanning December 2007 to June 2009, this marked the longest reported recession since the Great Depression. Structural problems of ongoing deleveraging and weak spending among businesses and households weigh heavily on the pace of economic growth. The Federal Reserve Board has made it clear that additional policy action will be needed to combat the slow pace of growth, high unemployment, and deflation risks.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as uncertainty driven by mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter, in contrast, brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip reces-
sion. Global equity markets saw negative quarterly returns — and for many markets, the first significant downturn since the bull market began in March
2009. As the end of the 12-month period drew near, economic data turned less negative and strong corporate earnings reports became increasingly consistent. These factors along with the anticipation of further quantitative easing drove equity markets higher in the third quarter, with most markets recapturing their second quarter losses and moving into positive territory year-to-date. International equities turned positive, posting gains on both a six- and 12-month basis. In the US, both large and small cap equities posted robust gains for the 12-month period; however large cap stocks remain negative on a six-month basis while small caps turned positive.

In fixed income markets, yields fluctuated but generally declined over the past 12 months amid heightened uncertainty. Weak economic data, lingering credit problems and, near the end of the period, the expectation of additional quantitative easing drove interest rates lower and bond prices higher.
Treasuries rallied over the period, modestly outperforming the credit spread sectors of the market. Corporate credit spreads benefited from the low inter-
est rate environment and high yield fixed income became increasingly attractive due to declining default rates and better-than-expected results on
European bank stress tests. Tax-exempt municipal bonds performed well over the 12-month period, driven primarily by technical factors including favor-
able supply-and-demand dynamics.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:
Total Returns as of September 30, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	(1.42)%	10.16%
US small cap equities (Russell 2000 Index)	0.25	13.35
International equities (MSCI Europe, Australasia, Far East Index)	0.20	3.27
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	13.20	10.23
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	6.05	8.16
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	5.51	5.81
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.55	18.24

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® maga-
zine, as well as its quarterly companion newsletter, Shareholder Perspectives. We thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Information

Current Seven-Day Yields

	7-Day SEC Yields		7-Day Yields
	BBIF Government	BBIF	BBIF Government	BBIF
As of September 30, 2010	Securities Fund	Treasury Fund	Securities Fund	Treasury Fund
Class 1	0.00%	0.00%	0.01%	0.02%
Class 2	0.00%	0.00%	0.01%	0.02%
Class 3	0.00%	0.00%	0.01%	0.02%
Class 4	0.00%	0.00%	0.01%	0.02%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not indicative of future results

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees, and (b) operating expenses, including administration fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2010 and held through
September 30, 2010) is intended to assist shareholders both in calcu-
lating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled
“Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ share-
holder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning dif-
ferent funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
		Ending			Ending
	Beginning	Account Value		Beginning	Account Value
	Account Value	September 30,	Expenses Paid	Account Value	September 30,	Expenses Paid	Annualized
	April 1, 2010	2010	During the Period[1]	April 1, 2010	2010	During the Period[1]	Expense Ratio
BBIF Government
Securities Fund
Class 1	$1,000.00	$1,000.00	$0.95	$1,000.00	$1,024.15	$0.96	0.19%
Class 2	$1,000.00	$1,000.00	$0.95	$1,000.00	$1,024.15	$0.96	0.19%
Class 3	$1,000.00	$1,000.00	$0.95	$1,000.00	$1,024.15	$0.96	0.19%
Class 4	$1,000.00	$1,000.00	$0.95	$1,000.00	$1,024.15	$0.96	0.19%
BBIF Treasury Fund
Class 1	$1,000.00	$1,000.00	$0.80	$1,000.00	$1,024.30	$0.81	0.16%
Class 2	$1,000.00	$1,000.00	$0.80	$1,000.00	$1,024.30	$0.81	0.16%
Class 3	$1,000.00	$1,000.00	$0.80	$1,000.00	$1,024.30	$0.81	0.16%
Class 4	$1,000.00	$1,000.00	$0.80	$1,000.00	$1,024.30	$0.81	0.16%

1 For each class of the Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by
183/365 (to reflect the one-half year period shown). Because the Funds are feeder funds, the expense table example reflects the expenses of both the Funds and the Master
LLCs in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

4 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Statements of Assets and Liabilities
	BBIF	BBIF
	Government	Treasury
September 30, 2010 (Unaudited)	Securities Fund	Fund
Assets
IInvestments at value — Master Government Securities LLC and Master Treasury LLC (individually “Government LLC”
and “Treasury LLC”, or collectively the “Master LLCs”), respectively[1]	$ 367,309,453	$ 990,165,183
Capital shares sold receivable	1,124,111	225,109
Receivable from transfer agent	1,583	2,830
Prepaid expenses	25,338	47,067
Other assets	—	10,678
Total assets	368,460,485	990,450,867
Liabilities
Contributions payable to the Master LLCs	1,124,092	225,091
Officer’s fees payable	88	278
Capital shares redeemed payable	19	18
Other accrued expenses payable	7,898	—
Total liabilities	1,132,097	225,387
Net Assets	$ 367,328,388	$ 990,225,480
Net Assets Consist of
Paid-in capital[2,3]	$ 367,310,204	$ 990,186,440
Accumulated net realized gains allocated from the Master LLCs	18,184	39,040
Net Assets	$ 367,328,388	$ 990,225,480
Net Assets Value
Class 1
Net assets	$ 7,918,482	$ 14,558,075
Shares outstanding	7,918,157	14,557,942
Net asset value	$ 1.00	$ 1.00
Class 2
Net assets	$ 50,728,270	$ 141,314,182
Shares outstanding	50,724,599	141,306,923
Net asset value	$ 1.00	$ 1.00
Class 3
Net assets	$ 106,904,821	$ 366,853,812
Shares outstanding	106,898,845	366,839,398
Net asset value	$ 1.00	$ 1.00
Class 4
Net assets	$ 201,776,815	$ 467,499,411
Shares outstanding	201,768,605	467,482,178
Net asset value	$ 1.00	$ 1.00
[1] Investments at cost	$ 367,309,453	$ 990,165,183
[2] Shares authorized	unlimited	unlimited
[3] Par value per share	$ 0.10	$ 0.10

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Statements of Operations
	BBIF	BBIF
	Government	Treasury
Six Months Ended September 30, 2010 (Unaudited)	Securities Fund	Fund
Investment Income
Income	$ 30	$ 28
Net investment income allocated from the Master LLCs:
Interest	382,854	877,568
Expenses	(139,950)	(564,992)
Total income	242,934	312,604
Expenses
Service and distribution — Class 1	39,939	93,868
Service and distribution — Class 2	186,311	531,989
Service and distribution — Class 3	230,440	830,830
Service and distribution — Class 4	408,285	855,440
Administration	510,109	1,359,137
Registration	233,865	265,368
Professional	14,167	14,198
Transfer agent — Class 1	2,184	4,491
Transfer agent — Class 2	2,590	6,525
Transfer agent — Class 3	1,729	5,096
Transfer agent — Class 4	3,538	3,656
Printing	6,886	19,951
Officer	91	263
Miscellaneous	7,418	8,472
Total expenses	1,647,552	3,999,284
Less fees waived by administrator	(505,615)	(1,354,785)
Less expenses reimbursed by administrator	(23,987)	—
Less service and distribution fees waived — Class 1	(39,939)	(93,868)
Less service and distribution fees waived — Class 2	(186,311)	(531,989)
Less service and distribution fees waived — Class 3	(230,440)	(830,830)
Less service and distribution fees waived — Class 4	(408,285)	(855,440)
Transfer agent fees reimbursed — Class 1	(2,184)	(4,491)
Transfer agent fees reimbursed — Class 2	(2,590)	(6,525)
Transfer agent fees reimbursed — Class 3	(1,729)	(5,096)
Transfer agent fees reimbursed — Class 4	(3,538)	(3,656)
Total expenses after fees waived and reimbursed	242,934	312,604
Net investment income	—	—
Realized Gain Allocated from the Master LLCs
Net realized gain from investments	16,183	32,711
Net Increase in Net Assets Resulting from Operations	$ 16,183	$ 32,711

See Notes to Financial Statements.

6 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Statements of Changes in Net Assets
		BBIF	BBIF
	Government		Treasury
	Securities Fund		Fund
	Six Months Ended		Six Months Ended
	September 30,	Year Ended	September 30,	Year Ended
	2010	March 31,	2010	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	—	$ 441	—	$ 131,958
Net realized gain	$ 16,183	19,773	$ 32,711	91,374
Net increase in net assets resulting from operations	16,183	20,214	32,711	223,332
Dividends and Distributions to Shareholders From
Net investment income:
Class 1	—	(1,130)	—	(3,762)
Class 2	—	(9,870)	—	(46,510)
Class 3	—	(21,965)	—	(130,926)
Class 4	—	(28,659)	—	(138,420)
Net realized gain:
Class 1	(128)	(389)	(551)	(2,038)
Class 2	(890)	(973)	(4,678)	(4,232)
Class 3	(1,885)	(2,717)	(13,050)	(13,642)
Class 4	(5,041)	(5,749)	(13,491)	(4,064)
Decrease in net assets resulting from dividends and distributions to shareholders	(7,944)	(71,452)	(31,770)	(343,594)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	7,577,889	(142,258,446)	(188,660,036)	(303,439,118)
Net Assets
Total increase (decrease) in net assets	7,586,128	(142,309,684)	(188,659,095)	(303,559,380)
Beginning of period	359,742,260	502,051,944	1,178,884,575	1,482,443,955
End of period	$ 367,328,388	$ 359,742,260	$ 990,225,480	$ 1,178,884,575

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Financial Highlights				BBIF Government Securities Fund
				Class 1
	Six Months Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0000	0.0019	0.0274	0.0351	0.0199
Net realized and unrealized gain	—	0.0001	0.0000	0.0013	0.0003	0.0001
Net increase from investment operations	—	0.0001	0.0019	0.0287	0.0354	0.0200
Dividends and distributions from:
Net investment income	—	(0.0002)	(0.0019)	(0.0274)	(0.0351)	(0.0199)
Net realized gain	—	(0.0000)	—	—	(0.0000)	(0.0000)
Total dividends and distributions	—	(0.0002)	(0.0019)	(0.0274)	(0.0351)	(0.0199)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.00%[2]	0.02%	0.19%	2.77%	3.55%	2.01%
Ratios to Average Net Assets[3]
Total expenses	1.44%[4]	1.50%	1.61%	1.62%	1.59%	1.59%
Total expenses after fees waived and reimbursed	0.19%[4]	0.22%	1.06%	1.62%	1.59%	1.59%
Net investment income	0.00%[4]	0.00%[5]	0.19%	2.68%	3.51%	1.99%
Supplemental Data
Net assets, end of period (000)	$ 7,918	$ 13,270	$ 9,160	$ 10,544	$ 11,122	$ 18,837

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
4 Annualized.
5 Amount is less than 0.01%.

See Notes to Financial Statements.

8 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Financial Highlights (continued)				BBIF Government Securities Fund
				Class 2
	Six Months Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0000	0.0051	0.0336	0.0407	0.0259
Net realized and unrealized gain	—	0.0000	0.0001	0.0011	0.0004	0.0001
Net increase from investment operations	—	0.0000	0.0052	0.0347	0.0411	0.0260
Dividends and distributions from:
Net investment income	—	(0.0002)	(0.0051)	(0.0336)	(0.0407)	(0.0259)
Net realized gain	—	(0.0000)	—	—	(0.0000)	(0.0000)
Total dividends and distributions	—	(0.0002)	(0.0051)	(0.0336)	(0.0407)	(0.0259)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.00%[2]	0.02%	0.51%	3.41%	4.13%	2.63%
Ratios to Average Net Assets[3]
Total expenses	1.13%[4]	1.18%	1.27%	1.26%	1.28%	1.27%
Total expenses after fees waived and reimbursed	0.19%[4]	0.21%	0.76%	1.00%	1.03%	0.99%
Net investment income	0.00%[4]	0.00%[5]	0.51%	3.32%	4.07%	2.58%
Supplemental Data
Net assets, end of period (000)	$ 50,728	$ 60,953	$ 70,723	$ 88,881	$ 82,655	$ 115,872

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

2 Aggregate total investment return.

3 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

4 Annualized.

5 Amount is less than 0.01%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Financial Highlights (continued)				BBIF Government Securities Fund
				Class 3
	Six Months Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0000	0.0070	0.0368	0.0439	0.0291
Net realized and unrealized gain	—	0.0000	0.0001	0.0010	0.0004	0.0001
Net increase from investment operations	—	0.0000	0.0071	0.0378	0.0443	0.0292
Dividends and distributions from:
Net investment income	—	(0.0002)	(0.0070)	(0.0368)	(0.0439)	(0.0291)
Net realized gain	—	(0.0000)	—	—	(0.0000)	(0.0000)
Total dividends and distributions	—	(0.0002)	(0.0070)	(0.0368)	(0.0439)	(0.0291)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.00%[2]	0.02%	0.70%	3.74%	4.47%	2.96%
Ratios to Average Net Assets[3]
Total expenses	0.82%[4]	0.88%	0.97%	0.96%	0.98%	0.97%
Total expenses after fees waived and reimbursed	0.19%[4]	0.21%	0.55%	0.68%	0.71%	0.67%
Net investment income	0.00%[4]	0.00%[5]	0.68%	3.67%	4.41%	2.88%
Supplemental Data
Net assets, end of period (000)	$ 106,905	$ 135,353	$ 159,693	$ 154,833	$ 158,327	$ 158,500

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.

2 Aggregate total investment return.

3 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

4 Annualized.

5 Amount is less than 0.01%.

See Notes to Financial Statements.

10 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Financial Highlights (concluded)				BBIF Government Securities Fund
				Class 4
	Six Months Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
NNet asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0000	0.0070	0.0368	0.0439	0.0291
Net realized and unrealized gain	—	0.0000	0.0001	0.0003	0.0003	0.0002
Net increase from investment operations	—	0.0000	0.0071	0.0371	0.0442	0.0293
Dividends and distributions from:
Net investment income	—	(0.0002)	(0.0070)	(0.0368)	(0.0439)	(0.0291)
Net realized gain	—	(0.0000)	—	—	(0.0000)	(0.0000)
Total dividends and distributions	—	(0.0002)	(0.0070)	(0.0368)	(0.0439)	(0.0291)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.00%[2]	0.02%	0.70%	3.74%	4.47%	2.96%
Ratios to Average Net Assets[3]
Total expenses	0.82%[4]	0.87%	0.96%	0.95%	0.98%	0.98%
Total expenses after fees waived and reimbursed	0.19%[4]	0.22%	0.56%	0.68%	0.71%	0.67%
Net investment income	0.00%[4]	0.00%[5]	0.72%	3.59%	4.41%	3.10%
Supplemental Data
Net assets, end of period (000)	$ 201,777	$ 150,166	$ 262,476	$ 255,634	$ 208,801	$ 207, 778

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
4 Annualized.
5 Amount is less than 0.01%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Financial Highlights					BBIF Treasury Fund
				Class 1
	Six Months Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0000	0.0015	0.0251	0.0331	0.0184
Net realized and unrealized gain	—	0.0001	0.0001	0.0006	0.0002	0.0002
Net increase from investment operations	—	0.0001	0.0016	0.0257	0.0333	0.0186
Dividends and distributions from:
Net investment income	—	(0.0002)	(0.0015)	(0.0251)	(0.0331)	(0.0184)
Net realized gain	—	(0.0000)	—	—	(0.0000)	(0.0001)
Total dividends and distributions	—	(0.0002)	(0.0015)	(0.0251)	(0.0331)	(0.0185)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.00%[2]	0.02%	0.15%	2.53%	3.35%	1.87%
Ratios to Average Net Assets[3]
Total expenses	1.43%[4]	1.45%	1.50%	1.53%	1.57%	1.55%
Total expenses after fees waived and reimbursed	0.16%[4]	0.20%	0.91%	1.53%	1.57%	1.55%
Net investment income	0.00%[4]	0.00%[5]	0.12%	2.29%	3.32%	3.82%
Supplemental Data
Net assets, end of period (000)	$ 14,558	$ 25,132	$ 23,784	$ 33,561	$ 14,251	$ 17,407

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
4 Annualized.
5 Amount is less than 0.01%.

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Financial Highlights (continued)					BBIF Treasury Fund
				Class 2
	Six Months Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0001	0.0041	0.0307	0.0385	0.0241
Net realized and unrealized gain	—	0.0001	0.0001	0.0003	0.0003	0.0001
Net increase from investment operations	—	0.0002	0.0042	0.0310	0.0388	0.0242
Dividends and distributions from:
Net investment income	—	(0.0002)	(0.0041)	(0.0307)	(0.0385)	(0.0241)
Net realized gain	—	(0.0000)	—	—	(0.0000)	(0.0001)
Total dividends and distributions	—	(0.0002)	(0.0041)	(0.0307)	(0.0385)	(0.0242)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.00%[2]	0.03%	0.41%	3.10%	3.91%	2.45%
Ratios to Average Net Assets[3]
Total expenses	1.09%[4]	1.12%	1.17%	1.21%	1.26%	1.24%
Total expenses after fees waived and reimbursed	0.16%[4]	0.20%	0.70%	0.98%	1.04%	0.98%
Net investment income	0.00%[4]	0.01%	0.33%	2.98%	3.85%	2.42%
Supplemental Data
Net assets, end of period (000)	$ 141,314	$ 160,005	$ 225,289	$ 141,916	$ 98,905	$ 118,142

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
4 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Financial Highlights (continued)					BBIF Treasury Fund
				Class 3
	Six Months Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0001	0.0064	0.0343	0.0421	0.0277
Net realized and unrealized gain	—	0.0001	0.0001	0.0002	0.0003	0.0001
Net increase from investment operations	—	0.0002	0.0065	0.0345	0.0424	0.0278
Dividends and distributions from:
Net investment income	—	(0.0002)	(0.0064)	(0.0343)	(0.0421)	(0.0277)
Net realized gain	—	(0.0000)	—	—	(0.0000)	(0.0001)
Total dividends and distributions	—	(0.0002)	(0.0064)	(0.0343)	(0.0421)	(0.0278)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.00%[2]	0.03%	0.64%	3.48%	4.28%	2.81%
Ratios to Average Net Assets[3]
Total expenses	0.78%[4]	0.81%	0.87%	0.89%	0.96%	0.94%
Total expenses after fees waived and reimbursed	0.16%[4]	0.20%	0.50%	0.62%	0.68%	0.63%
Net investment income	0.00%[4]	0.01%	0.50%	3.22%	4.23%	2.80%
Supplemental Data
Net assets, end of period (000)	$ 366,854	$ 445,844	$ 640,439	$ 375,727	$ 171,739	$ 167,197

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
4 Annualized.

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Financial Highlights (concluded)					BBIF Treasury Fund
				Class 4
	Six Months Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	0.0001	0.0064	0.0343	0.0421	0.0277
Net realized and unrealized gain	—	0.0001	0.0001	0.0001	0.0002	0.0001
Net increase from investment operations	—	0.0002	0.0065	0.0344	0.0423	0.0278
Dividends and distributions from:
Net investment income	—	(0.0002)	(0.0064)	(0.0343)	(0.0421)	(0.0277)
Net realized gain	—	(0.0000)	—	—	(0.0000)	(0.0001)
Total dividends and distributions	—	(0.0002)	(0.0064)	(0.0343)	(0.0421)	(0.0278)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.00%[2]	0.03%	0.64%	3.48%	4.28%	2.81%
Ratios to Average Net Assets[3]
Total expenses	0.78%[4]	0.81%	0.87%	0.89%	0.95%	0.93%
Total expenses after fees waived and reimbursed	0.16%[4]	0.19%	0.50%	0.61%	0.68%	0.63%
Net investment income	0.00%[4]	0.01%	0.53%	3.06%	4.24%	2.86%
Supplemental Data
Net assets, end of period (000)	$ 467,499	$ 547,903	$ 592,932	$ 499,438	$ 126,693	$ 88,886

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
4 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Notes to Financial Statements (Unaudited) BBIF Government Securities Fund and BBIF Treasury Fund

1. Organization and Significant Accounting Policies:

BBIF Government Securities Fund and BBIF Treasury Fund (formerly
WCMA Government Securities Fund and WCMA Treasury Fund, respec-
tively) (collectively the “Funds” or individually a “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as no load, diversified, open-end management investment compa-
nies. Each Fund is organized as a Massachusetts business trust. BBIF
Government Securities Fund and BBIF Treasury Fund seek to achieve their investment objectives by investing all of their assets in Master
Government Securities LLC and Master Treasury LLC, respectively, (collec-
tively the “Master LLCs”), which have the same investment objective and strategies as the Funds. Each Master LLC is organized as a Delaware limited liability company. The value of each Fund’s investment in the applicable Master LLCs reflect each Fund’s proportionate interest in the net assets of the respective Master LLC. The percentage of the Master
LLCs owned by the Funds at September 30, 2010 was 58.7% for BBIF
Government Securities Fund and 41.1% for BBIF Treasury Fund. The per-
formance of each Fund is directly affected by the performance of the applicable Master LLCs. The financial statements of the Master LLCs, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial state-
ments. The Boards of Trustees of the Funds and the Boards of Directors
of the Master LLCs are referred to throughout this report as the “Board of Directors” or the “Board.” The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America (“US GAAP”), which may require the use of manage-
ment accruals and estimates. Actual results may differ from these esti-
mates. Each Fund’s shares are divided into four classes, designated
Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3
and Class 4 share of a Fund represents an interest in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to service and the distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting with respect to matters relating to such shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Fund’s policy is to fair value their financial instruments at market value. The Funds record their investment in the respective Master
LLC at fair value based on the Funds' proportionate interest in the net assets of the respective Master LLC. Valuation of securities held by the
Master LLCs, including categorization of fair value measurements, is dis-
cussed in Note 1 of the Master LLC’s Notes to Financial Statements,
which are included elsewhere in this report. Each Fund seeks to main-
tain its net asset per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Master LLCs are accounted for on a trade date basis. Each Fund records daily its proportionate share of the applicable Master LLC’s income, expenses and realized gains and losses. In addition, the Funds accrue their own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of realized gains, if any, are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regu-
lated investment companies and to distribute substantially all of its tax-
able income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds' US federal tax returns remains open for each of the four years ended March 31, 2010. The statutes of limitations on the
Funds' state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax posi-
tions that require recognition of a tax liability.

Other: Expenses directly related to each Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accu-
mulated credits earned or may result in additional custody charges.

2. Administration Agreement and Other Transactions with
Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but
BAC and Barclays are not.

Each Fund entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, each Fund

16 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Notes to Financial Statements (continued) BBIF Government Securities Fund and BBIF Treasury Fund

pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Funds' net assets. Average daily net assets is the average daily value of each Fund’s total assets minus the sum of it’s accrued liabilities. The Funds do not pay an investment advisory fee or investment management fee.

Each Fund has entered into a Distribution Agreement and Distribution and Shareholder Servicing Plan (the “Distribution Plan”) with BlackRock
Investments, LLC (”BRIL“), an affiliate of BlackRock. Pursuant to the
Distribution Plan and in accordance with Rule 12b-1 under the 1940
Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Funds as follows:

	Service	Distribution
	Fee	Fee
Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

The ongoing service and/or distribution fees compensate BRIL for pro-
viding shareholder servicing and/or distribution related services to shareholders. The Funds have entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of each Fund’s direct fees and expenses to ensure that the net expenses for BBIF Government Securities Fund’s Class 2 Shares is 0.32% higher than those of BIF Government Securities Fund and the net expenses for
BBIF Treasury Fund’s Class 2 Shares is 0.35% higher than those of BIF
Treasury Fund, and the net expenses of the Class 3 and Class 4 Shares of the Funds are equal to those of BIF Government Securities Fund and
BIF Treasury Fund, respectively. The fee/expense waiver or reimburse-
ment includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reim-
bursement until August 1, 2011 unless approved by the Board, including a majority of the non-interested Directors. These amounts are included in service and distribution fees waived in the Statements of Operations.

In addition to the contractual agreement described above, the
Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reim-
burse operating expenses to enable each class of the Funds to maintain minimum daily levels of net investment income dividend. These amounts are reported as fees waived by administrator, service and distribution fees waived — class specific and transfer agent fees reimbursed — class specific in the Statements of Operations. The Administrator and BRIL
may discontinue this waiver or reimbursement at any time.

Certain officers and/or directors of the Funds are officers and/or direc-
tors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds' Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	BBIF Government		BBIF
	Securities Fund		Treasury Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	September 30,	March 31,	September 30,	March 31,
	2010	2010	2010	2010
Class 1
Shares sold	122,843,558	236,865,916	130,171,526	703,329,859
Shares issued to shareholders in reinvestment of dividends and distributions	120	1,510	536	5,762
Total issued	122,843,678	236,867,426	130,172,062	703,335,621
Shares redeemed	(128,195,061)	(232,756,249)	(140,745,683)	(701,984,670)
Net increase (decrease)	(5,351,383)	4,111,177	(10,573,621)	1,350,951
Class 2
Shares sold	180,231,904	359,659,638	541,657,311	1,151,587,831
Shares issued to shareholders in reinvestment of dividends and distributions	887	10,790	4,680	50,625
Total issued	180,232,791	359,670,428	541,661,991	1,151,638,456
Shares redeemed	(190,458,639)	(369,432,346)	(560,353,422)	(1,216,905,646)
Net decrease	(10,225,848)	(9,761,918)	(18,691,431)	(65,267,190)

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Notes to Financial Statements (concluded) BBIF Government Securities Fund and BBIF Treasury Fund

	BBIF Government		BBIF
	Securities Fund		Treasury Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	September 30,	March 31,	September 30,	March 31,
	2010	2010	2010	2010
Class 3
Shares sold	411,818,515	848,555,042	1,679,797,116	4,198,603,120
Shares issued to shareholders in reinvestment of dividends and distributions	1,900	24,565	13,078	144,303
Total issued	411,820,415	848,579,607	1,679,810,194	4,198,747,423
Shares redeemed	(440,271,693)	(872,902,057)	(1,758,800,991)	(4,393,292,250)
Net decrease	(28,451,278)	(24,322,450)	(78,990,797)	(194,544,827)
Class 4
Shares sold	1,357,745,861	1,960,207,635	1,593,772,845	4,069,876,434
Shares issued to shareholders in reinvestment of dividends and distributions	5,063	34,234	13,521	142,253
Total issued	1,357,750,924	1,960,241,869	1,593,786,366	4,070,018,687
Shares redeemed	(1,306,144,526)	(2,072,527,124)	(1,674,190,553)	(4,114,996,739)
Net increase (decrease)	51,606,398	(112,285,255)	(80,404,187)	(44,978,052)

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on each
Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Portfolio Information as of September 30, 2010

Master Government Securities LLC
and Master Treasury LLC

Portfolio Composition

Percent of
Master Government Securities LLC	Net Assets
U.S. Treasury Obligations	55%
Repurchase Agreements	45
Total	100%

Percent of
Master Treasury LLC	Net Assets
U.S. Treasury Obligations	100%
Total	100%

18 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)

Master Government Securities LLC
(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills (a):
0.14% — 0.20%, 10/07/10	$ 57,000	$ 56,998,336
0.16% — 0.24%, 10/14/10	60,000	59,995,208
0.15%, 10/21/10	5,430	5,429,541
0.25%, 11/04/10	5,000	4,998,809
0.23% — 0.32%, 11/18/10	35,000	34,987,308
0.21%, 1/06/11	25,000	24,985,910
0.20%, 1/13/11	15,000	14,991,250
0.20%, 1/20/11	10,000	9,993,933
0.20%, 1/27/11	8,000	7,994,711
0.20%, 2/03/11	40,000	39,972,700
0.19%, 2/17/11	15,000	14,989,059
0.19%, 3/03/11	30,000	29,975,360
0.20%, 3/24/11	40,000	39,962,083
Total U.S. Treasury Obligations — 55.2%		345,274,208
Repurchase Agreements
Bank of America Securities LLC, 0.17%, 10/06/10
(Purchased on 9/29/10 to be repurchased at
$33,001,091, collateralized by U.S. Treasury Note,
2.38% due 8/31/14, par and fair value of
$31,852,800, $33,660,072, respectively)	33,000	33,000,000
Barclays Capital Inc., 0.25%, 10/01/10 (Purchased
on 9/30/10 to be repurchased at $25,000,174,
collateralized by U.S. Treasury Note, 3.50% due
2/15/18, par and fair value of $22,979,500,
$25,500,006, respectively)	25,000	25,000,000
Citigroup Global Markets, Inc., 0.19%, 10/06/10
(Purchased on 9/29/10 to be repurchased at
$33,001,219, collateralized by U.S. Treasury Note,
1.88% due 4/30/14, par and fair value of $32,240,00,
$33,660,027, respectively)	33,000	33,000,000
Credit Suisse Securities (USA) LLC, 0.23%, 10/01/10
(Purchased 9/30/10 to be repurchased at $25,000,160,
collateralized by U.S. Treasury Obligations, 2.00% due
4/15/12, par and fair value of $22,725,000,
$25,504,932, respectively)	25,000	25,000,000
Deutsche Bank Securities, Inc., 0.18%, 10/06/10
(Purchased on 9/29/10 to be repurchased at
$33,001,155, collateralized by various U.S. Treasury
STRIPS†, 0.00% due 5/15/20 – 8/15/39, par and
fair value of $99,709,000, $33,660,049, respectively)	33,000	33,000,000
HSBC Securities (USA) Inc., 0.23%, 10/01/10
(Purchased on 9/30/10 to be repurchased at
$25,000,160, collateralized by various U.S. Treasury
Notes, 1.50% - 4.63% due 7/15/12 — 11/15/16,
par and fair value of $21,924,000, $25,505,579,
respectively)	25,000	25,000,000
JPMorgan Securities, Inc., 0.24%, 10/01/10 (Purchased
on 9/30/10 to be repurchased at $25,000,167
collateralized by U.S. Treasury Note, 1.88% due
9/30/17, par and fair value of $25,545,000,
$25,503,590, respectively)	25,000	25,000,000
Mizuho Securities (USA) LLC, 0.25%, 10/01/10
(Purchased on 9/30/10 to be repurchased at
$30,000,208 collateralized by U.S. Treasury Note,
2.38% due 8/31/14, par and fair value of
$28,976,500, $30,600,060, respectively)	30,000	30,000,000

	Par
Issue	(000)	Value
Repurchase Agreements (concluded)
Morgan Stanley & Co., Inc., 0.20%, 10/01/10
(Purchased on 9/30/10 to be repurchased at
$25,482,142 collateralized by U.S. Treasury Obligations,
2.38% due 1/15/25, par and fair value of
$19,406,700, $25,991,761, respectively)	$ 25,482	$ 25,482,000
UBS Securities LLC, 0.23%, 10/01/10 (Purchased
on 9/30/10 to be repurchased at $25,000,160
collateralized by various U.S. Treasury Obligations,
1.38% - 2.63% due 4/15/12 – 1/15/20, par and
fair value of $21,346,300, $25,505,907, respectively)	25,000	25,000,000
Total Repurchase Agreements — 44.6%		279,482,000
Total Investments (Cost — $624,756,208*) — 99.8%		624,756,208
Other Assets Less Liabilities — 0.2%		1,064,249
Net Assets — 100.0%		$ 625,820,457

* Cost for Federal Income tax purposes.
† Separately Traded Registered Interest and Principal of Securities (STRIPS).
(a) Rates shown are discount rates or a range of discount rates paid at the time of purchase.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for iden-
tical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Master LLC's own assumptions used in determining the fair value of invest-
ments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For infor-
mation about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master LLC's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
U.S. Treasury
Obligations	—	$ 345,274,208	—	$ 345,274,208
Repurchase
Agreements	—	279,482,000	—	279,482,000
Total	—	$ 624,756,208	—	$ 624,756,208

See Notes to Financial Statements.

SEMI-ANNUAL REPORT SEPTEMBER 30, 2010 19

Schedule of Investments September 30, 2010 (Unaudited)

Master Treasury LLC
(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills (a):
0.09% — 0.17%, 10/07/10	$ 247,310	$ 247,303,924
0.10% — 0.24%, 10/14/10	280,031	280,012,536
0.14% — 0.15%, 10/21/10	310,452	310,425,969
0.13% — 0.15%, 10/28/10	202,471	202,450,019
0.12% — 0.25%, 11/04/10	162,586	162,559,465
0.14% — 0.15%, 11/12/10	164,315	164,286,924
0.12% — 0.32%, 11/18/10	169,744	169,700,567
0.12%, 11/26/10	225,000	224,955,647
0.22%, 12/02/10	28,245	28,234,126
0.14% — 0.21%, 12/09/10	115,095	115,062,100
0.14%, 12/16/10	6,430	6,428,075
0.16%, 12/23/10	27,895	27,884,456
0.21%, 1/06/11	50,000	49,971,820
0.20%, 1/13/11	75,000	74,956,250
0.20%, 1/20/11	60,000	59,963,600
0.20%, 1/27/11	53,585	53,549,574
0.20%, 2/03/11	75,000	74,948,812
0.19%, 2/17/11	35,000	34,974,471
0.19%, 2/24/11	2,421	2,419,171
0.18%, 3/10/11	30,000	29,975,850
0.19%, 3/17/11	25,000	24,977,833
0.20%, 3/24/11	65,000	64,938,386
Total Investments (Cost — $2,409,979,575*) — 100.0%		2,409,979,575
Liabilities in Excess of Other Assets — 0.0%		(98,998)
Net Assets — 100.0%	$ 2,409,880,577

* Cost for federal income tax purposes.
(a) Rates shown are discount rates or a range of discount rates paid at the time of purchase.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for iden-
tical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Master LLC’s own assumptions used in determining the fair value of invest-
ments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For infor-
mation about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
U.S. Treasury
Obligations	—	$2,409,979,575	—	$2,409,979,575

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Statements of Assets and Liabilities
	Master
	Government	Master
September 30, 2010 (Unaudited)	Securities LLC	Treasury LLC
Assets
Investments at value — unaffiliated[1]	$ 345,274,208	$2,409,979,575
Repurchase agreements at value — unaffiliated[2]	279,482,000	—
Cash	895	2,086
Contributions receivable from investor	1,164,507	225,075
Interest receivable	495	—
Investments sold receivable	—	12,307,562
Prepaid expenses	40,681	59,025
Total assets	625,962,786	2,422,573,323
Liabilities
Investments purchased payable	—	12,309,764
Investment advisory fees payable	43,040	180,851
Other affiliates payable	3,114	12,747
Directors' fees payable	882	1,528
Other liabilities payable	—	48
Other accrued expenses payable	95,293	187,808
Total liabilities	142,329	12,692,746
Net Assets	$ 625,820,457	$2,409,880,577
Net Assets Consist of
Investors' capital	$ 625,820,457	$2,409,880,577
[1] Investments at cost — unaffiliated	$ 345,274,208	$2,409,979,575
[2] Repurchase agreements at cost — unaffiliated	$ 279,482,000	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Statements of Operations
			Master
			Government	Master
Six Months Ended September 30, 2010 (Unaudited)			Securities LLC	Treasury LLC
Investment Income
Interest			$ 680,955	$ 2,150,116
Expenses
Investment advisory			824,042	2,103,874
Accounting services			59,271	140,923
Professional			44,122	40,474
Custodian			28,655	46,307
Directors			13,009	41,277
Printing			762	2,670
Miscellaneous			12,517	31,780
Total expenses			982,378	2,407,305
Less fees waived by advisor			(737,326)	(1,023,216)
Total expenses after fees waived			245,052	1,384,089
Net investment income			435,903	766,027
Realized Gain
Net realized gain from investments			28,492	79,948
Net Increase in Net Assets Resulting from Operations			$ 464,395	$ 845,975
Statements of Changes in Net Assets
	Master Government Securities LLC		Master Treasury LLC
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2010	March 31,	2010	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	$ 435,903	$ 1,182,597	$ 766,027	$ 2,829,644
Net realized gain	28,492	37,081	79,948	264,676
Net increase in net assets resulting from operations	464,395	1,219,678	845,975	3,094,320
Capital Transactions
Proceeds from contributions	2,916,918,613	5,503,473,147	6,169,869,680	16,001,007,571
Fair value of withdrawals	(2,972,027,068)	(5,994,676,614)	(6,617,063,586)	(18,866,037,313)
Net decrease in net assets derived from capital share transactions	(55,108,455)	(491,203,467)	(447,193,906)	(2,865,029,742)
Net Assets
Total decrease in net assets	(54,644,060)	(489,983,789)	(446,347,931)	(2,861,935,422)
Beginning of period	680,464,517	1,170,448,306	2,856,228,508	5,718,163,930
End of period	$ 625,820,457	$ 680,464,517	$ 2,409,880,577	$ 2,856,228,508
See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Financial Highlights				Master Government Securities LLC
	Six Months Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	0.06%[1]	0.18%	1.05%	4.16%	4.90%	3.37%
Ratios to Average Net Assets
Total expenses	0.27%[2]	0.26%	0.23%	0.24%	0.26%	0.26%
Total expenses after fees waived and paid indirectly	0.07%[2]	0.07%	0.20%	0.24%	0.26%	0.26%
Net investment income	0.12%[2]	0.14%	1.03%	3.99%	4.84%	3.31%
Supplemental Data
Net assets, end of period (000)	$ 625,820	$ 680,465	$1,170,448	$1,308,122	$ 964,413	$ 968,809
[1] Aggregate total investment return.
[2] Annualized.
					Master Treasury LLC
	Six Months Ended
	September 30,
	2010		Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	0.03%[1]	0.10%	0.98%	3.87%	4.70%	3.22%
Ratios to Average Net Assets
Total expenses	0.18%[2]	0.17%	0.16%	0.21%	0.26%	0.26%
Total expenses after fees waived and paid indirectly	0.10%[2]	0.14%	0.16%	0.21%	0.26%	0.26%
Net investment income	0.06%[2]	0.08%	0.81%	3.42%	4.63%	3.14%
Supplemental Data
Net assets, end of period (000)	$2,409,881	$2,856,229	$5,718,164	$3,486,319	$ 874,719	$ 873,537

1 Aggregate total investment return.
2 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Notes to Financial Statements (Unaudited) Master Government Securities LLC and Master Treasury LLC

1. Organization and Significant Accounting Policies:

Master Government Securities LLC and Master Treasury LLC (collectively the “Master LLCs” or individually a “Master LLC”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and are each organized as a Delaware limited liability company. The
Limited Liability Company Agreement of each Master LLC permits the
Board of Directors (the “Board”) to issue non transferable interests in the Master LLC subject to certain limitations. The Master LLCs’ financial statements are prepared in conformity with accounting principles gener-
ally accepted in the United States of America, which may require man-
agement to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLCs:

Valuation: The Master LLCs fair value their financial instruments at mar-
ket value. The Master LLCs' investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate accre-
tion and amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Master LLCs may invest in repurchase agreements. In a repurchase agreement, the Master LLCs purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counter-
party is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal
Reserve book entry system or held in a segregated account by the
Master LLCs' custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master LLCs could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master LLCs are classified as partnerships for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC.
Therefore, no federal income tax provision is required. It is intended that each Master LLC’s assets will be managed so an investor in the Master
LLC can satisfy the requirements of Subchapter M of the Internal
Revenue Code of 1986, as amended.

Each Master LLC files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on each Master LLC’s US federal tax returns remain open for each of the four years ended Mach 31, 2010. The statutes of limitations on each Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Other: Expenses directly related to each Master LLC are charged to that
Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Master LLCs have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Master LLCs for 1940 Act purposes, but BAC and Barclays are not.

The Master LLCs entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Master LLCs' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is respon-
sible for the management of each Master LLC's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master LLC. For such services, each
Master LLC pays the Manager a monthly fee at the following annual rates of each Master LLC's average daily net assets as follows:

Portion of average daily value of net assets	Rate
Not exceeding $500 million	0.250%
In excess of $500 million, but not exceeding $1 billion	0.175%
In excess of $1 billion	0.125%

The Manager voluntarily agreed to waive a portion of the advisory fees and/or reimburse operating expenses of each Master LLC to enable the feeders that invest in the Master LLCs, respectively, to maintain minimum levels of net investment income. These amounts are shown as fees waived by advisor in the Statements of Operations. The Manager may discontinue this waiver or reimbursement at any time.

24 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Notes to Financial Statements (concluded) Master Government Securities LLC and Master Treasury LLC

The Manager entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Master
LLC to the Manager.

For the six months ended September 30, 2010, the Master LLCs reim-
bursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimburse-
ments were as follows:

Reimbursement
to Manager
Master Government Securities LLC	$ 8,571
Master Treasury LLC	$ 32,123

Certain officers and/or directors of the Master LLCs are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master LLCs invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master
LLCs may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLCs;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the
Master LLCs may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLCs have unsettled or open transac-
tions may fail to or be unable to perform on its commitments. The
Master LLCs manage counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those coun-
terparties. Financial assets, which potentially expose the Master LLCs to market, issuer and counterparty credit risks, consist principally of finan-
cial instruments and receivables due from counterparties. The extent of the Master LLCs' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master LLCs' Statements of Assets and Liabilities,
less any collateral held by the Master LLCs.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on each
Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjust-
ment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

BBIF Government Securities Fund (“Government Securities Fund”)
currently invests all of its investable assets in Master Government
Securities LLC (“Master Government Securities”). BBIF Treasury Fund
(“Treasury Fund”, and together with Government Securities Fund, the
“Funds,” and individually, a “Fund”) currently invests all of its investable assets in Master Treasury LLC (together with Master Government
Securities, the “Master LLCs,” and individually, a “Master LLC”). The Board of Directors of each Master LLC met on April 20, 2010 and May 18-19,
2010 to consider the approval of the Master LLC’s investment advisory agreement (each, an “Advisory Agreement”) with BlackRock Advisors, LLC
(the “Manager”), each Master LLC’s investment advisor. The Board of
Directors of each Master LLC also considered the approval of the sub-
advisory agreement (each, a “Sub-Advisory Agreement”) between the
Manager and BlackRock Institutional Management Corporation (the
“Sub-Advisor”), with respect to the relevant Master LLC. Since each
Fund invests all of its investable assets in the relevant Master LLC, the
Board of Trustees of each Fund also considered the approval of the pertinent Agreements. The Funds do not require investment advisory services since all investments are made at the Master LLC level.

The Manager and the Sub-Advisor are referred to herein as “BlackRock.”
The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity, the Board of Directors of each Master LLC and together with the Board of Trustees of the related
Fund, are herein referred to individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members.”

Activities and Composition of the Board

Each Board consists of thirteen individuals, eleven of whom are not
“interested persons” of either the Master LLCs or the Funds as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)
(the “Independent Board Members”). The Board Members are responsi-
ble for the oversight of the operations of the relevant Master LLC or
Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent
Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of each Board are each Independent Board Members. Each Board has established five standing committees: an Audit Committee, a Governance and
Nominating Committee, a Compliance Committee, a Performance
Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the
Executive Committee, which also has one interested Board Member)
and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Boards are required to consider the con-
tinuation of the Agreements on an annual basis. In connection with this process, each Board assessed, among other things, the nature, scope and quality of the services provided to the relevant Master LLC and/or

Fund by the personnel of BlackRock and its affiliates, including invest-
ment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Boards, acting directly and through their committees, consider at each of their meetings factors that are relevant to their annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the relevant Master LLC and/or Fund and their shareholders and/or interest holders, as applicable (collectively referred to herein as the
“shareholders”). Among the matters the Boards considered, with respect to each Master LLC and/or Fund, were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master LLC and/or the Fund for services, such as transfer agency, marketing and distribu-
tion, call center and fund accounting; (c) Master LLC’s and/or the Fund’s operating expenses; (d) the resources devoted to and compliance reports relating to the Master LLC’s and the Fund’s investment objective, policies and restrictions, (e) the Master LLC’s and the Fund’s compliance with its respective Code of Ethics and compliance policies and proce-
dures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master
LLC’s and/or the Fund’s valuation and liquidity procedures; (k) an analy-
sis of contractual and actual management fees for products with similar investment objectives across the open-end fund and institutional account product channels, as applicable; and (l) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 20, 2010 meeting, the Boards requested and received materials specifically relating to the Agreements.
The Boards are engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the relevant Master
LLC and/or Fund, as applicable, and the investment performance of the relevant Fund as compared with a peer group of funds as determined by
Lipper (collectively, “Peers”); (b) information on the profitability of the
Agreements to BlackRock and a discussion of fall-out benefits to
BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees

26 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the relevant Master LLC and/or Fund to
BlackRock; (f) sales and redemption data regarding the relevant Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 20, 2010, the Boards reviewed materials relating to their consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the
Boards presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18 – 19, 2010 Board meeting.

At an in-person meeting held on May 18 – 19, 2010, the Board of each
Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the
Manager and the pertinent Master LLC and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the pertinent
Master LLC, each for a one-year term ending June 30, 2011. The Board of each Fund, including the Independent Board Members, also consid-
ered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the
Boards considered, with respect to each Fund and/or Master LLC, as applicable: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master LLC, the
Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their rela-
tionship with the Master LLC and the Fund; (d) economies of scale;
and (e) other factors deemed relevant by the Board Members.

The Boards also considered other matters they deemed important to the approval process, with respect to each relevant Fund and Master LLC, such as payments made to BlackRock or its affiliates relating to the dis-
tribution of the Fund’s shares, services related to the valuation and pric-
ing of portfolio holdings of the Master LLC, direct and indirect benefits to
BlackRock and its affiliates and significant shareholders from their rela-
tionship with the Master LLC and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Boards’ review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The
Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock:
The Boards, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each relevant Fund. Throughout the year, the Boards compared each Fund’s performance to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The
Boards also reviewed the materials provided by each Master LLC’s port-
folio management team discussing the Master LLC’s performance and the Master LLC’s investment objective, strategies and outlook.

The Boards considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master LLC’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading cap-
abilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management per-
sonnel. The Boards also reviewed a general description of BlackRock’s compensation structure with respect to each Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-
quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the
Master LLCs and the Funds. BlackRock and its affiliates and significant shareholders provide the Master LLCs and the Funds with certain admin-
istrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master LLCs and the Funds by third parties) and officers and other personnel as are necessary for the oper-
ations of the Master LLCs and the Funds. In addition to investment advi-
sory services, BlackRock and its affiliates provide the Master LLCs and the Funds with other services, including (i) preparing disclosure docu-
ments, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and
(vi) performing other administrative functions necessary for the opera-
tion of the Master LLCs and the Funds, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered
BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master LLCs, the Funds and
BlackRock: The Boards, including the Independent Board Members, also reviewed and considered the performance history of each relevant Fund and Master LLC, as applicable. The Boards noted that each Master LLC’s investment results correspond directly to the investment results of the relevant Fund. In preparation for the April 20, 2010 meeting, the Boards

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

were provided with reports with respect to each Fund, independently prepared by Lipper, which included a comprehensive analysis of the
Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which ana-
lyzed various factors that affect Lipper’s rankings. In connection with their review, the Boards received and reviewed information regarding the investment performance of each Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the
Fund’s applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds. The
Boards regularly review the performance of the relevant Fund and Master
LLC, as applicable, throughout the year. The Boards attach more impor-
tance to performance over relatively long periods of time, typically three to five years.

The Board noted that the Government Securities Fund performed below the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for the Fund’s underperformance during these periods com-
pared with its Peers. The Board was informed that, among other things, the Master Government Securities may invest in short-term securities issued or guaranteed by the U.S. Government and repurchase agree-
ments with respect to such obligations, including securities issued by the Government National Mortgage Association (“GNMA”). The ability to invest in GNMA securities excludes the Fund from the Lipper Treasury
Money Market Funds classification. Therefore, the Fund is included in the
Lipper U.S. Government Money Market Funds classification, which also includes money market funds investing in U.S. Government Agency obli-
gations (such as those of Federal National Mortgage Association and the
Federal Home Loan Mortgage Corporation), that typically offer much higher yields. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Master LLC’s portfolio managers and to improve the Fund's performance.

The Board noted that, in general, the Treasury Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three-
and five year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Master LLCs and the Funds: The Boards, including the Independent Board Members, reviewed each Master LLC’s contrac-
tual advisory fee rate compared with the other funds in the relevant
Fund’s Lipper category. It also compared each Fund’s total expenses, as well as actual management fees, to those of other funds in its Lipper category. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it pro-
vided to each pertinent Master LLC and/or Fund. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each pertinent Master LLC and/or Fund. The Boards reviewed BlackRock’s profitability with respect each pertinent Master LLC and/or Fund, as applicable, and other funds the Boards currently oversee for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Boards re-
viewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed
BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Boards noted that, in general, individual fund or product line prof-
itability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Boards considered
BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its regis-
tered funds are generally consistent with margins earned by similarly sit-
uated publicly traded competitors. In addition, the Boards considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Boards considered the cost of the services provided to the Master LLCs and the Funds by BlackRock, and BlackRock’s and
its affiliates’ profits relating to the management and distribution of the
Master LLCs and the Funds and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed
BlackRock’s methodology in allocating its costs to the management of each pertinent Master LLC and Fund. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Boards.

The Boards noted that with respect to each Master LLC, the contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the relevant Fund's Peers, in each case before taking into account any expense reimbursements or fee waivers. The
Boards also noted that each Master LLC has an advisory fee arrange-

28 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

ment that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases above certain contractually specified levels.

The Boards further noted that the Manager, in its capacity as the
Funds’ administrator (the “Administrator”), and the Funds’ distributor had entered into a contractual arrangement with each Fund whereby the
Administrator and the distributor agreed to waive all or a portion of their fees and/or reimburse direct expenses of the Fund to ensure that the operating expense ratio for certain classes of shares did not exceed specified amounts. The Boards noted that BlackRock and the Funds’ dis-
tributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds and Master
LLCs to maintain minimum levels of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Boards, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of each relevant Master LLC and Fund increase.
The Boards also considered the extent to which the Master LLC and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the
Master LLC and the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master LLC.

E. Other Factors Deemed Relevant by the Board Members: The Boards,
including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and signifi-
cant shareholders may derive from their respective relationships with the Master LLCs and the Funds, both tangible and intangible, such as
BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master LLCs and the
Funds, including for administrative, transfer agency and distribution serv-
ices. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.
The Boards also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Boards further noted that BlackRock completed the acqui-
sition of a complex of exchange-traded funds (“ETFs”) on December 1,
2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Boards noted the competitive nature of the open-end fund market-
place, and that shareholders of each Fund are able to redeem their
Fund shares if they believe that Fund’s and/or the pertinent Master
LLC’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Boards of the Master LLCs, including the Independent Board
Members, unanimously approved, with respect to each pertinent Master
LLC, the continuation of the Advisory Agreement between the Manager and the Master LLC for a one-year term ending June 30, 2011 and the
Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master LLC, for a one-year term ending June 30, 2011.
Based upon their evaluation of all of the aforementioned factors in their totality, the Boards of the Master LLCs, including the Independent Board
Members, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Master LLC and its share-
holders. The Boards of the Funds, including the Independent Board
Members, also considered the continuation of the Agreements with respect to each pertinent Master LLC and found the Agreements to be satisfactory. In arriving at a decision to approve the Agreements, the
Boards of the Master LLCs did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board
Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the
Master LLCs reflect the results of several years of review by the Board
Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and
BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’
conclusions may be based in part on their consideration of these arrangements in prior years.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board of Directors and Director
Rodney D. Johnson, Co-Chair of the Board of Directors and Director
Richard S. Davis, Director
Henry Gabbay, Director
David O. Beim, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chair of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Richard Hoerner, Vice President
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor and
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional Management
Corporation
Wilmington, DE 19809

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 24, 2010, John M. Perlowski became
President and Chief Executive Officer of the Funds/Master LLCs.

30 SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents.
Mailings of your shareholder documents may be householded indefi-
nitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Portfolio Schedule

The Funds/Master LLCs file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”)

for the first and third quarters of each fiscal year on Form N-Q. The
Funds’/Master LLCs’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the
SEC’s Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Funds’/Master LLCs’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master
LLCs use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling
(800) 626-1960; (2) at http://www.blackrock.com; and (3) on the
SEC’s website at http://www.sec.gov

Availability of Proxy Voting Record

Information about how the Funds/Master LLCs voted proxies relating to securities held in the Funds’/Master LLCs’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800)
626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different pri-
vacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2010

#BBIFGOVTR-9/10

This report is transmitted to shareholders only. It is not

authorized for use as an offer of sale or solicitation of an offer to buy shares of the Funds unless accompanied or

preceded by each Fund’s current prospectus. An investment

in the Funds is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other government

agency. Although the Funds seek to preserve the value of

your investment at $1.00 per share, it is possible to lose

money by investing in the Funds. Past performance results

shown in this report should not be considered a repre-

sentation of future performance. Total return information

assumes reinvestment of all distributions. Current perform-

ance may be higher or lower than the performance data

quoted. For current month-end performance information,

call (800) 626-1960. Each Fund’s current 7-day yield more

closely reflects the current earnings of the Fund than the

total returns quoted. Statements and other information

herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Government Securities Fund and Master Government Securities LLC

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BBIF Government Securities Fund and Master Government Securities LLC

Date: December 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: December 1, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: December 1, 2010